PARENT COMPANY INFORMATION - Statement of Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue
Participation in profit or loss associates and joint business	$ 229,626	$ 197,715	$ 171,964
Other revenue from ordinary activities	395,909	357,094	389,986
Expenses, net
Administrative expenses	(4,954,307)	(4,640,460)	(4,513,148)
Other expenses	(10,171,349)	(9,371,033)	(9,003,091)
Net income before taxes	7,451,711	7,334,141	4,915,227
Income tax expense	(2,086,257)	(2,149,590)	(1,752,794)
Net income	5,365,454	5,184,551	3,162,433
Parent
Operating revenue
Participation in profit or loss associates and joint business	3,014,756	2,893,435	2,005,155
Other revenue from ordinary activities	286,778	285,218	234,502
Total operating revenue	3,301,534	3,178,653	2,239,657
Expenses, net
Administrative expenses	(83,902)	(75,348)	(89,823)
Other expenses	(236)	(166)	(274)
(Losses) gains from exchange differences	(812)	(1,601)	98
Operating income	3,216,584	3,101,538	2,149,658
Finance costs	(121,794)	(118,892)	(133,171)
Net income before taxes	3,094,790	2,982,646	2,016,487
Income tax expense	(61,411)	(66,662)	(51,568)
Net income	$ 3,033,379	$ 2,915,984	$ 1,964,919